Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (FY) - USD ($) $ in Thousands	Total	Previously Reported [Member]	Private Placement One	Private Placement Two	Common stock	Common stock Previously Reported [Member]	Additional paid-in capital	Additional paid-in capital Previously Reported [Member]	Accumulated deficit	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2020	0
Beginning balance at Dec. 31, 2020	$ 0
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance at Dec. 31, 2020	0
Ending balance at Dec. 31, 2021	0
Beginning balance (in shares) at Dec. 31, 2020					108,071,249
Beginning balance at Dec. 31, 2020	(18,006)				$ 11		$ 391,175		$ (404,629)	$ (4,563)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)					58,794
Issuance of common stock under Employee Stock Purchase Plan	161						161
Issuance of common stock upon exercise of options (in shares)					447,492
Issuance of common stock upon exercise of options	778						778
Issuance of vested restricted stock units (in shares)					201,250
Issuance of common stock through at-the-market offering, net (in shares)					13,767,511
Issuance of common stock through at-the-market offering, net	51,934				$ 1		51,933
Issuance of common stock upon exercise of common warrants (in shares)					1,076,669
Issuance of common stock upon exercise of warrants	5,624				$ 0		5,624
Stock-based compensation expense	7,720						7,720
Currency translation adjustment	(2)									(2)
Unrealized gain (loss) on marketable securities	(1)									(1)
Net (loss) income	(25,687)								(25,687)
Ending balance (in shares) at Dec. 31, 2021					123,622,965
Ending balance at Dec. 31, 2021	$ 22,521				$ 12		457,391		(430,316)	(4,566)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Ending balance at Dec. 31, 2022	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)					120,877
Issuance of common stock under Employee Stock Purchase Plan	189						189
Issuance of common stock upon exercise of options (in shares)					71,190
Issuance of common stock upon exercise of options	156						156
Issuance of vested restricted stock units (in shares)					131,430
Issuance of common stock through at-the-market offering, net (in shares)					774,544
Issuance of common stock through at-the-market offering, net	2,121				$ 0		2,121
Issuance of common stock and common warrants (in shares)					27,428,572
Issuance of common stock and common warrants	21,480				$ 3		21,477
Issuance of common stock, license agreement (in shares)					892,857
Issuance of common stock, license agreement	1,000						1,000
Reclassification of warrant liabilities	780						780
Stock-based compensation expense	10,194						10,194
Currency translation adjustment	18									18
Unrealized gain (loss) on marketable securities	(10)									(10)
Net (loss) income	35,379								35,379
Ending balance (in shares) at Dec. 31, 2022		153,042,435			5,101,459	153,042,435
Ending balance at Dec. 31, 2022	93,828				$ 1	$ 15	493,322	$ 493,308	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)					3,584
Issuance of common stock under Employee Stock Purchase Plan	149						149
Issuance of vested restricted stock units (in shares)					9,226
Stock-based compensation expense	2,276						2,276
Currency translation adjustment	(22)									(22)
Unrealized gain (loss) on marketable securities	11									11
Net (loss) income	(21,663)								(21,663)
Ending balance (in shares) at Mar. 31, 2023					5,114,269
Ending balance at Mar. 31, 2023	$ 74,579				$ 1		495,747		(416,600)	(4,569)
Beginning balance (in shares) at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A Preferred Stock forward in connection with private placement and settlement of related forward contract (in shares)			619.627	49,570.162
Issuance of Series A Preferred Stock forward in connection with private placement and settlement of related forward contract			$ 250	$ 34,848
Issuance of Series A Preferred Stock in connection with the Merger and settlement of related forward contract (in shares)	384,930.724
Issuance of Series A Preferred Stock in connection with the Merger and settlement of related forward contract	$ 261,753
Ending balance (in shares) at Dec. 31, 2023	435,120.513
Ending balance at Dec. 31, 2023	$ 296,851
Beginning balance at Dec. 31, 2022	0
Increase (Decrease) In Temporary Equity, Option, Roll Forward [Roll Forward]
Issuance of replacement options in Merger	3,643
Stock-based compensation expense	60
Ending balance at Dec. 31, 2023	3,703
Beginning balance (in shares) at Dec. 31, 2022		153,042,435			5,101,459	153,042,435
Beginning balance at Dec. 31, 2022	93,828				$ 1	$ 15	493,322	493,308	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)					186,044
Issuance of common stock under Employee Stock Purchase Plan	231						231
Issuance of vested restricted stock units (in shares)					636,418
Issuance of common stock forward in connection with the Merger	2,713						2,713
Issuance of common stock in connection with the Merger and settlement of related forward contract (in shares)					6,723,639
Issuance of common stock in connection with the Merger and settlement of related forward contract	0				$ 1		(1)
Issuance of replacement options in Merger	6,801						6,801
Issuance of common stock, license agreement (in shares)					1,339,285
Issuance of common stock, license agreement	1,500						1,500
Settlement of outstanding equity awards at Merger	(6,169)						(6,169)
Distribution of contingent value rights	(340,300)						(340,300)
Stock-based compensation expense	20,964						20,964
Currency translation adjustment	(53)									(53)
Unrealized gain (loss) on marketable securities	11									11
Net (loss) income	$ (219,710)								(219,710)
Ending balance (in shares) at Dec. 31, 2023	5,397,597	161,927,821			5,397,597	161,927,821
Ending balance at Dec. 31, 2023	$ (440,184)				$ 1	$ 16	179,062	$ 179,047	(614,647)	(4,600)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A Preferred Stock forward in connection with private placement and settlement of related forward contract (in shares)	99,140.326
Issuance of Series A Preferred Stock forward in connection with private placement and settlement of related forward contract	$ 75,197
Ending balance (in shares) at Mar. 31, 2024	0
Ending balance at Mar. 31, 2024	$ 0
Ending balance at Mar. 31, 2024	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of options (in shares)					52,558
Issuance of common stock upon exercise of options	154						154
Stock-based compensation expense	1,431						1,431
Currency translation adjustment	(5)									(5)
Unrealized gain (loss) on marketable securities	0
Net (loss) income	$ (56,824)								(56,824)
Ending balance (in shares) at Mar. 31, 2024	5,515,836				5,515,836
Ending balance at Mar. 31, 2024	$ (116,800)				$ 1		$ 559,275		$ (671,471)	$ (4,605)